Notes to consolidated statement of profit and loss and other comprehensive income (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
Notes to consolidated statement of profit and loss and other comprehensive income
Upfront payments	€ 8,635		€ 20,137	€ 9,103
Milestone payments	11,440		9,677	500
Research and development service fees (FTE)	1,407		6,601	5,110
Total revenue	21,482	$ 21,482	36,415	14,713
Deferred revenue - current	€ 2,161		€ 8,635	€ 20,136	$ 2,161	$ 10,907	$ 8,635